FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
	December 31, 2014	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$77,029	$--	$--	$77,029
Others	34	--	--	34
	$77,063	$--	$--	$77,063

(*)	Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans
	(including current maturities)	Others
As of January 1, 2014 - at fair value	$108,685	$47
Loan Repayment	(30,000)	--
Total losses (gains) unrealized in earnings	(1,656)	(13)
As of December 31, 2014 - at fair value	$77,029	$34
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$(1,656)	$(13)